ACQUISITIONS AND DISPOSALS (Details Narrative) - USD ($)					6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 24, 2024
Business Combination [Line Items]
Aggregate purchase price				$ 6,372,000
Ordinary shares				9,000,000
Magnum International Holdings Limited [Member]
Business Combination [Line Items]
Equity interests								$ 10
Xinfuxin International Holdings Limited [Member]
Business Combination [Line Items]
Equity interests								$ 10
Yundian [Member]
Business Combination [Line Items]
Holding percentage of issued and outstanding				100.00%
Revenue						$ 21,595	$ 10,978,767
Net loss						952,590	(11,219,853)
Net inxome (loss)						$ (952,590)	11,219,853
Yundian [Member] | Yundian BVI [Member]
Business Combination [Line Items]
Holding percentage of issued and outstanding				100.00%
Code Beating [Member]
Business Combination [Line Items]
Aggregate purchase price			$ 6,120,000
Ordinary shares			10,000,000
Revenue					$ 8,680,972		11,977,268
Net loss					(596,412)		(11,218,447)
Net inxome (loss)					$ 596,412		11,218,447
Yuanxing BVI [Member]
Business Combination [Line Items]
Holding percentage of issued and outstanding		100.00%
Aggregate purchase price		$ 2,640,000
Ordinary shares		12,000,000
Yuanxing [Member]
Business Combination [Line Items]
Revenue	$ 537,252						12,540,220
Net loss	169,034						(10,811,082)
Net inxome (loss)	$ (169,034)						$ 10,811,082
Yuanxing [Member] | Yundian BVI [Member]
Business Combination [Line Items]
Indirectly percentage of issued and outstanding		100.00%